Subsequent events (Details) € in Thousands, $ in Thousands			1 Months Ended	6 Months Ended
	Sep. 01, 2023 shares	Jul. 10, 2023 EUR (€)	Aug. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Jul. 19, 2023 USD ($)
Disclosure of non-adjusting events after reporting period
Payment of advisory fees				€ 1,400
Going concern minimum cash balance				€ 25,300
Termination Agreement
Disclosure of non-adjusting events after reporting period
Payment of advisory fees			€ 1,500
Contractual commitments, payment | $					$ 750
Contractual commitments, milestone payment upon second regulatory approval | $					$ 750
Janssen Pharmaceutica NV | Major collaboration agreement
Disclosure of non-adjusting events after reporting period
Collaboration agreement, upfront payment license fee		€ 30,000
Collaboration agreement, success-based payment		1,800,000
Collaboration agreement, shares authorized for issuance (shares) | shares	959,637
Janssen Pharmaceutica NV | Major collaboration agreement | Top of range
Disclosure of non-adjusting events after reporting period
Collaboration agreement, potential development and commercial milestones payments		650,000
Collaboration agreement, equity investment receivable		30,000
Janssen Pharmaceutica NV | Major collaboration agreement | Nanobiotix Corp. | Top of range
Disclosure of non-adjusting events after reporting period
Collaboration agreement, compensation per indication		220,000
Janssen Pharmaceutica NV | Major collaboration agreement | Tranche one
Disclosure of non-adjusting events after reporting period
Collaboration agreement, equity investment receivable		5,000
Percentage f total shares outstanding (percent)	2.65%
Janssen Pharmaceutica NV | Major collaboration agreement | Tranche two
Disclosure of non-adjusting events after reporting period
Collaboration agreement, equity investment receivable		€ 25,000